Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Cash Flows from Operating Activities
Net Income	$ 1,510	$ 973
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading		1
Net (gain) on securities, other than trading	(49)	(68)
Net (increase) in trading securities	(2,008)	(4,709)
Provision for credit losses (Note 3)	137	141
Change in derivative instruments - (increase) decrease in derivative asset	6,136	(3,097)
- increase (decrease) in derivative liability	(2,419)	4,068
Amortization of premises and equipment	105	97
Amortization of other assets	53	59
Amortization of intangible assets	133	123
Net decrease in deferred income tax asset	234	606
Net (decrease) in deferred income tax liability	(2)	(27)
Net (increase) decrease in current income tax asset	40	(764)
Net increase (decrease) in current income tax liability	36	(76)
Change in accrued interest - (increase) decrease in interest receivable	(106)	(14)
- increase (decrease) in interest payable	51	(33)
Changes in other items and accruals, net	(1,771)	(3,016)
Net increase in deposits	12,408	7,114
Net (increase) in loans	(14,376)	(4,350)
Net increase in securities sold but not yet purchased	1,624	1,608
Net increase in securities lent or sold under repurchase agreements	21,862	19,293
Net (increase) in securities borrowed or purchased under resale agreements	(16,152)	(10,328)
Net increase (decrease) in securitization and structured entities' liabilities	(1,070)	623
Net Cash Provided by Operating Activities	6,376	8,224
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries	(2,692)	812
Proceeds from issuance of covered bonds	1,878
Redemption of covered bonds	(2,254)	(567)
Proceeds from issuance of subordinated debt (Note 6)		1,566
Proceeds from issuance of common shares (Note 7)	4	48
Common shares repurchased for cancellation (Note 7)	(90)	(294)
Cash dividends paid	(657)	(631)
Net Cash Provided by (Used in) Financing Activities	(3,811)	934
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	676	(490)
Purchases of securities, other than trading	(15,470)	(8,395)
Maturities of securities, other than trading	4,235	3,310
Proceeds from sales of securities, other than trading	6,560	6,066
Premises and equipment - net (purchases)	(91)	(65)
Purchased and developed software - net (purchases)	(145)	(132)
Net Cash Provided by (Used in) Investing Activities	(4,235)	294
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(2)	(892)
Net increase (decrease) in Cash and Cash Equivalents	(1,672)	8,560
Cash and Cash Equivalents at Beginning of Period	42,142	32,599
Cash and Cash Equivalents at End of Period	40,470	41,159
Net cash provided by operating activities includes:
Interest paid in the period	3,110	1,867
Income taxes paid in the period	404	869
Interest received in the period	5,798	4,334
Dividends received in the period	$ 403	$ 420